Risk Management Policies - Disclosure of Maximum Credit Risk Exposure (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	$ 125,539,223,000	$ 136,621,393,000
Promissory Notes [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	7,893,161,000	14,241,526,000
Unsecured corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	7,774,342,000	7,987,869,000
Overdrafts [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	31,953,157,000	33,187,167,000
Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	5,586,846,000	2,417,893,000
Automobile and other secured loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,552,537,000	469,218,000
Foreign Trade Loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	13,773,164,000	12,352,764,000
Other financings [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	10,666,187,000	10,079,462,000
Other receivables from financial transactions [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,359,108,000	1,213,670,000
Receivables from financial leases [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	3,469,467,000	3,757,343,000
Personal loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	19,977,525,000	25,775,004,000
Personal loans [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	14,230,164,000	17,249,074,000
Personal loans [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	5,747,361,000	8,525,930,000
Credit card loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	21,533,729,000	25,139,477,000
Credit card loans [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	16,182,777,000	17,775,280,000
Credit card loans [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	5,350,952,000	7,364,197,000
Stage 1 [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	113,096,400,000	127,907,001,000
Stage 1 [member] | 12-month ECL [member] | Promissory Notes [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	7,177,104,000	14,001,853,000
Stage 1 [member] | 12-month ECL [member] | Unsecured corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	6,218,529,000	7,694,982,000
Stage 1 [member] | 12-month ECL [member] | Overdrafts [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	30,470,695,000	32,683,305,000
Stage 1 [member] | 12-month ECL [member] | Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	5,436,112,000	2,354,796,000
Stage 1 [member] | 12-month ECL [member] | Automobile and other secured loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,264,489,000	451,270,000
Stage 1 [member] | 12-month ECL [member] | Foreign Trade Loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	12,202,668,000	12,264,552,000
Stage 1 [member] | 12-month ECL [member] | Other financings [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	9,647,575,000	9,993,744,000
Stage 1 [member] | 12-month ECL [member] | Other receivables from financial transactions [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,325,730,000	1,177,817,000
Stage 1 [member] | 12-month ECL [member] | Receivables from financial leases [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	3,213,033,000	3,635,704,000
Stage 1 [member] | Personal loans [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	16,064,479,000	20,437,323,000
Stage 1 [member] | Personal loans [member] | 12-month ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	13,016,980,000	15,892,638,000
Stage 1 [member] | Personal loans [member] | 12-month ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	3,047,499,000	4,544,686,000
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	20,075,986,000	23,211,655,000
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	15,384,065,000	16,529,858,000
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	4,691,921,000	6,681,796,000
Stage 2 [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	8,205,417	5,025,857,000
Stage 2 [member] | Lifetime ECL [member] | Promissory Notes [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	473,676,000	198,000,000
Stage 2 [member] | Lifetime ECL [member] | Unsecured corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,375,348,000	230,789,000
Stage 2 [member] | Lifetime ECL [member] | Overdrafts [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,360,527,000	437,359,000
Stage 2 [member] | Lifetime ECL [member] | Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	141,024,000	61,753,000
Stage 2 [member] | Lifetime ECL [member] | Automobile and other secured loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	106,241,000	16,951,000
Stage 2 [member] | Lifetime ECL [member] | Foreign Trade Loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	555,279,000	83,783,000
Stage 2 [member] | Lifetime ECL [member] | Other financings [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	903,049,000	44,534,000
Stage 2 [member] | Lifetime ECL [member] | Other receivables from financial transactions [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	12,086,000	19,048,000
Stage 2 [member] | Lifetime ECL [member] | Receivables from financial leases [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	172,514,000	66,142,000
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	2,203,003,000	2,507,043,000
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	883,861,000	1,019,240,000
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,319,142,000	1,487,802,000
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	902,670,000	1,360,455,000
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	583,439,000	1,014,835,000
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	319,231,000	345,621,000
Stage 3 [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	4,237,406,000	3,688,535,000
Stage 3 [member] | Lifetime ECL [member] | Promissory Notes [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	242,381,000	41,673,000
Stage 3 [member] | Lifetime ECL [member] | Unsecured corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	180,465,000	62,098,000
Stage 3 [member] | Lifetime ECL [member] | Overdrafts [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	121,935,000	66,503,000
Stage 3 [member] | Lifetime ECL [member] | Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	9,710,000	1,344,000
Stage 3 [member] | Lifetime ECL [member] | Automobile and other secured loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	181,807,000	997,000
Stage 3 [member] | Lifetime ECL [member] | Foreign Trade Loans [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,015,217,000	4,429,000
Stage 3 [member] | Lifetime ECL [member] | Other financings [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	115,563,000	41,184,000
Stage 3 [member] | Lifetime ECL [member] | Other receivables from financial transactions [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	21,292,000	16,805,000
Stage 3 [member] | Lifetime ECL [member] | Receivables from financial leases [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	83,920,000	55,497,000
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,710,043,000	2,830,638,000
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	329,323,000	337,196,000
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	1,380,720,000	2,493,442,000
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	555,073,000	567,367,000
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	215,273,000	230,587,000
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member] | Consumer finance [member]
Disclosure of credit risk exposure [line items]
Maximum credit risk exposure	$ 339,800,000	$ 336,780,000